Annual Total Returns - Banking Portfolio [BarChart] - 02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-20 - Banking Portfolio - Banking Portfolio-Default	Apr. 29, 2022
Bar Chart Table:
Annual Return 2012	22.42%
Annual Return 2013	39.38%
Annual Return 2014	7.58%
Annual Return 2015	0.65%
Annual Return 2016	26.84%
Annual Return 2017	12.68%
Annual Return 2018	(18.28%)
Annual Return 2019	35.59%
Annual Return 2020	(12.16%)
Annual Return 2021	38.33%